Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Tax losses carried forward (1)	$ 169,125	$ 74,149
Provisions	1,353	1,878
Unfavorable Contract	35,491
Total deferred tax assets:	205,969	76,027
Deferred Tax Liabilities
Vessels and Equipment	60,776	41,614
Long-term debt	24,918	31,077
Other	3,178	2,900
Deferred Tax Liabilities, Total	88,872	75,591
Net deferred tax assets	117,097	436
Valuation allowance	(116,706)
Net deferred tax assets(2)	391	436
Disclosed in
Other assets	391	2,041
Deferred income tax		$ (1,605)